Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2009 USD ($) shares	Sep. 30, 2008 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2011 ₪ / shares shares
Shareholders' Equity (Details) [Line Items]
Purchased an aggregate amount of ordinary shares (in Shares) | shares	3,165,092	3,165,092
Total consideration	$ 2,800	$ 2,800
Treasury shares (in Shares) | shares			1,535,684	1,602,684
Treasury value			$ 1,058	$ 1,094
Dividends paid per share (in Dollars per share) | $ / shares			$ 0.26	$ 0.26	$ 0.24
Paid dividends to shareholders			$ 5,200	$ 5,200	$ 4,800
Options granted exercise price of ordinary shares term			5 years
Total unrecognized compensation costs			$ 623
Total compensation cost not yet recognized, weighted average period for recognition			1 year 6 months 14 days
Total intrinsic value of options exercised			$ 184	$ 235	$ 212
Aggregate intrinsic value of the outstanding options			949
Aggregate intrinsic value of the exercisable options			$ 53
2011 Share Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Options granted exercise price of ordinary shares, description			In the years ended December 31, 2022 and 2021 and 2020, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Outstanding options granted, vesting period			2 years
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Outstanding options granted, vesting period			4 years
Israel, New Shekels [Member] | 2011 Share Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Options for ordinary shares (in Shares) | shares						1,800,000
Par value granted to employees (in New Shekels per share) | ₪ / shares						₪ 0.01